Capital Commitments - Property, Plant and Equipment	12 Months Ended
Jun. 30, 2024
Capital Commitments - Property, Plant and Equipment [Abstract]
Capital commitments - Property, plant and equipment	Note 31. Capital commitments — Property, plant and equipment The Consolidated Entity had no capital commitments as at 30 June 2024 and 30 June 2023.